Basis of Accounting	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of Accounting

2. Basis of Accounting

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), on the historical cost basis, and in the presentation currency USD. All amounts are in actual USD unless otherwise stated. The costs of business operations are paid by K Enter and therefore no accounting transactions have been recorded in 2024. These consolidated financial statements were authorized for issuance by the board of directors on May 14, 2025.

The number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because there were no potentially dilutive securities outstanding during the period.

The loss per share presented in the statements of operations and comprehensive loss is based on the following for the year ended December 31, 2024 and period from June 22, 2023 (inception) to December 31, 2023:

	2024	For the period from June 22, 2023 (inception) to December 31, 2023
Basic and diluted net loss per share:
Numerator
Allocation of net loss	$-	$(11,431)
Denominator:
Basic and diluted weighted average number of shares outstanding	5,000,000	5,000,000
Basic and diluted net loss per share	$-	$(0.002)